Investment in Equity Accounted Joint Ventures and Advances to Joint Venture (Tables)	12 Months Ended
Dec. 31, 2015
Itajai FPSO Joint Venture [Member]
Schedule of Aggregated Summarized Financial Information for Equity Method's Investment

The following table presents aggregated summarized financial information assuming a 100% ownership interest in the Partnership’s equity method investments. The results included are for the Itajai FPSO joint venture from June 2013 and the Libra Joint Venture from October 2014.

	As at December 31,
	2015 $	2014 $
Cash and cash equivalents	17,212	46,147
Other assets - current	18,846	13,541
Vessels and equipment and conversion costs	589,731	416,278
Other assets - non-current	5,385	10,639

Current portion of long-term debt	28,889	75,558
Other liabilities - current	18,514	37,776
Long-term debt	390,219	225,750
Other liabilities - non-current	34,978	35,976

	Year ended December 31,
	2015 $	2014 $	2013 $
Revenues	82,831	82,845	41,575
Income from vessel operations	37,351	35,273	17,132
Realized and unrealized (losses) gains on derivative instruments	(13,214)	(6,656)	1,426
Net income	15,344	20,682	13,462